Trade receivables - Summary of breakdown for the loss allowance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Breakdown for the loss allowance
At January 1,	€ 45,657
Increase (decrease) in financial assets
At December 31,	28,099	€ 45,657
Loss allowance
Breakdown for the loss allowance
At January 1,	(6,183)
Increase (decrease) in financial assets
At December 31,	(6,451)	(6,183)
Trade receivables | Loss allowance
Breakdown for the loss allowance
At January 1,	6,183	6,211
Increase (decrease) in financial assets
Provisions	1,656	383
Write off	(1,501)	(334)
Net foreign exchange differences	113	(77)
At December 31,	€ 6,451	€ 6,183